BALANCE SHEETS - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Assets
Cash and balances with central banks	$ 102,522	$ 105,257
Collateral paid	4,535	6,216
Trading securities and financial assets measured at fair value through income statement (FVIS)	30,507	24,332
Derivative financial instruments	21,343	41,283
Investment securities	75,326	76,465
Loans	773,254	739,647
Other financial assets	6,219	5,626
Current tax assets	5	16
Investment in associates	33	37
Property and equipment	2,245	2,429
Deferred tax assets	2,095	1,754
Intangible assets	10,886	10,327
Other assets	804	734
Assets held for sale		75
Total assets	1,029,774	1,014,198
Liabilities
Collateral received	3,525	6,371
Deposits and other borrowings	688,168	659,129
Other financial liabilities	44,870	56,360
Derivative financial instruments	24,647	39,568
Debt issues	156,573	144,868
Current tax liabilities	780	219
Provisions	2,777	2,950
Other liabilities	2,719	2,938
Liabilities held for sale		32
Total liabilities excluding loan capital	924,059	912,435
Loan capital	33,176	31,254
Total liabilities	957,235	943,689
Net assets	72,539	70,509
Share capital:
Ordinary share capital	39,826	39,666
Treasury shares	(702)	(655)
Reserves	1,935	2,378
Retained profits	31,436	29,063
Total equity attributable to owners of WBC	72,495	70,452
Non-controlling interests	44	57
Total shareholders' equity and non-controlling interests	72,539	70,509
Parent Entity
Assets
Cash and balances with central banks	93,466	95,182
Collateral paid	4,505	6,179
Trading securities and financial assets measured at fair value through income statement (FVIS)	27,987	22,417
Derivative financial instruments	21,038	41,127
Investment securities	67,508	70,176
Loans	678,021	651,717
Other financial assets	5,812	5,228
Current tax assets	5	4
Due from subsidiaries	53,644	54,185
Investment in subsidiaries	8,019	9,790
Investment in associates	33	33
Property and equipment	1,833	2,028
Deferred tax assets	1,957	1,646
Intangible assets	9,260	8,881
Other assets	672	668
Total assets	973,760	969,261
Liabilities
Collateral received	3,243	6,299
Deposits and other borrowings	610,357	586,745
Other financial liabilities	38,780	52,352
Derivative financial instruments	24,574	39,458
Debt issues	134,957	122,339
Current tax liabilities	607	160
Due to subsidiaries	55,663	58,343
Provisions	2,543	2,705
Other liabilities	2,177	2,343
Total liabilities excluding loan capital	872,901	870,744
Loan capital	32,085	30,734
Total liabilities	904,986	901,478
Net assets	68,774	67,783
Share capital:
Ordinary share capital	39,826	39,666
Treasury shares	(760)	(713)
Reserves	1,659	2,388
Retained profits	28,049	26,442
Total equity attributable to owners of WBC	68,774	67,783
Total shareholders' equity and non-controlling interests	$ 68,774	$ 67,783